Income Taxes - Schedule of Reconciliation of Total Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Total Change in Valuation Allowance [Abstract]
Beginning Balance	$ 28,410	$ 25,670
Change Charged to Income Tax Expense	(3,158)	2,740
Ending Balance	25,252	28,410
Beginning balance	4,238	4,242
Additions Based on Tax Positions Related to the Prior Year	830	101
Reductions Based on Tax Positions Related to the Prior Year	(711)
Additions Based on Tax Positions Related to the Current Year	105
Reduction Based on Tax Position Related to Settlements with taxing authorities		(105)
Reductions Based on Tax Position Related to a Lapse of the Applicable Statute of Limitation	(502)
Ending balance	$ 3,960	$ 4,238